INCOME TAX EXPENSE/(CREDIT) (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX EXPENSECREDIT [Abstract]
Disclosure Of Detailed Information about Components of Income Tax Expense Benefit [Text Block]
	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	5,185	2,166	24,983
Over-provision of PRC Income Tax in prior year	-	-	-
	5,185	2,166	24,983
Deferred tax expense	4,556	3,415	(1,730)
	9,741	5,581	23,253

Disclosure OF Detailed Information Of Effective Income Tax Rate Reconciliation Amount [Text Block]
Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2017 RMB’000	2016 RMB’000	2015 RMB’000
Loss before taxation	(78,285)	(316,221)	(339,159)
Tax calculated at a tax rate of 25%	(19,571)	(79,055)	(84,790)
Tax effect on non-deductible expenses	-	30	992
Tax effect on non-taxable income	-	-	-
Tax effect on different tax rates of group entities operating in other jurisdictions	218	3,840	1,641
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	8,817	55,210	101,281
Impairment losses on land use right that are not tax deductible	353	2,380	3,195
Impairment losses on goodwill that are not tax deductible	-	-	934
Inventory provision that are not tax deductible	(683)	23,176	-
Bad debt allowance that are not tax deductible	6,232	-	-
Depreciation and amortization adjustments that are not tax deductible	(15,617)	-	-
Income tax refund that are not expected to receive	24,270	-	-
Net operating losses not recognized to deferred tax assets	5,722	-	-
Tax per financial statements	9,741	5,581	23,253

Disclosure Of Detailed Information About Deferred Tax Assets and Liabilities [Text Block]
Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years are as follows:

	Dividend withholding	Inventory	Impairment	Bad debt	Net operating	Depreciation and
Deferred tax arising from:	tax	provision	loss	allowance	loss	amortization	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2015	1,404	(7,459)	-	-	(1,377)	982	(6,450)
Charges/(credits) for the year	-	(1,916)	-	-	1,377	(1,191)	(1,730)
As of December 31, 2015	1,404	(9,375)	-	-	-	(209)	(8,180)
Charges/(credits) for the year	(1,404)	4,610	-	-	-	209	3,415
As of December 31, 2016	-	(4,765)	-	-	-	-	(4,765)
Charges/(credits) for the year	-	4,765	--	-	-	(209)	4,556
As of December 31, 2017	-	-	--	-	-	(209)	(209)

Disclosure of deferred taxes [text block]
For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial presentation purposes:

	As of December 31,
	2017 RMB’000	2016 RMB’000
Deferred tax assets	(209)	(4,765)
Deferred tax liabilities	-	-
	(209)	(4,765)